EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-A
Monthly Servicer's Statement
for the month ended April 30, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	38.90%
From	01-Apr-13	15-Apr-13	15-May-13	Floating Allocation Percentage at Month-End	70.93%
To	30-Apr-13	15-May-13
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,257,900,000.00

Required Participation Amount	$1,257,900,000.00		Accumulation Account
Excess Receivables	$336,566,120.24		Beginning	-

Total Collateral	$1,594,466,120.24		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	159.45%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	30
	Total Pool		LIBOR	0.198700%
Beginning Gross Principal Pool Balance	$5,056,952,166.31		Applicable Margin	0.470000%
Total Principal Collections	$(1,976,190,294.84)			0.668700%
Investment in New Receivables	$1,508,828,161.54
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(2,570,037.60)		Interest	557,250.00	0.56
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.56
Less Net CMA Offset	$(483,769,158.66)
Less Servicing Adjustment	$(4,366,208.88)		Total Due Investors	557,250.00	0.668700%
Ending Balance	$4,098,884,627.87		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,364,050.71
SAP for Next Period	38.90%

Average Receivable Balance	$4,329,116,805.69
Monthly Payment Rate	45.65%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,762,450.94
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,762,450.94